Earnings/(Loss) Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Numerator
Net (loss)/income	$ (2,119)	$ 5,009	$ 448	$ 53	$ 2,890	$ 501
Denominator:
Denominator for basic and diluted earnings per common unit-weighted average number of common units	34,603,100		34,603,100		34,603,100	34,603,100
Basic and diluted net (loss)/earnings per common unit	$ (0.06)		$ 0.01		$ 0.08	$ 0.01